Fair Value Measurements	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016 (in thousands):

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
March 31, 2017
Assets:
Cash and cash equivalents
Cash	$2,399	$2,399	$—	$—
Money market funds	14,722	14,722	$—	$—

Total cash and cash equivalents	17,121	17,121	—	—
Marketable securities
U.S. government agency securities and treasuries	39,582	—	39,582	—
Corporate debt securities	826	—	826	—

Total marketable securities	40,408	—	40,408	—
Restricted cash	2,433	2,433	—	—

Total assets	$59,962	$19,554	$40,408	$—

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2016
Assets:
Cash and cash equivalents
Cash	$2,785	$2,785	$—	$—
Money market funds	$9,647	$9,647	$—	$—
US government agency securities and treasuries	$4,000	—	4,000

Total cash and cash equivalents	16,432	12,432	4,000	—
Marketable securities
U.S. government agency securities and treasuries	42,512	—	42,512	—
Corporate debt securities	1,554	—	1,554	—

Total marketable securities	44,066	—	44,066	—
Restricted cash	2,432	2,432	—	—

Total assets	$62,930	$14,864	$48,066	$—

Cash and cash equivalents

The Company considers all highly liquid securities with original final maturities of three months or less from the date of purchase to be cash equivalents. As of March 31, 2017 and December 31, 2016, cash and cash equivalents are comprised of cash, money market accounts, and U.S. government agency securities and treasuries.

Marketable securities

The cost of available-for-sale securities is adjusted for amortization of premiums and accretion of discounts to maturity. At March 31, 2017 and December 31, 2016, the balance in the Company’s accumulated other comprehensive loss was composed solely of activity related to the Company’s available-for-sale marketable securities. The Company has not realized material gains or losses on sales of available-for-sale investment securities during any of the periods presented.

As of March 31, 2017, available for sale securities of approximately $40.0 million were in an unrealized loss position of $17,000. The Company has the intent and ability to hold such securities until recovery. The Company determined that there were no material changes in the credit risk of the above investments. The Company did not hold any investments with an other-than-temporary impairment as of March 31, 2017 and December 31, 2016.

4.	Fair Value Measurements

The following sets forth the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2016 and December 31, 2015:

	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2016
Assets:
Cash and Cash Equivalents
Cash	$2,785	$2,785	—	—
Money market funds	9,647	$9,647	—	—
US government agency securities and treasuries	4,000	—	4,001

Total cash and cash equivalents	16,432	12,432	4,001	—
Marketable securities
U.S. government agency securities and treasuries	42,512	—	42,512	—
Corporate debt securities	1,554	—	1,554	—

Total marketable securities	44,066	—	44,066	—
Restricted cash	2,432	2,432	—	—

Total assets	$62,930	$14,864	$48,067	$—

December 31, 2015
Assets:
Money Market Funds	89,713	89,713	—	—

Total Assets	$89,713	$89,713	$—	$—

Cash and cash equivalents

The Company considers all highly liquid securities with original final maturities of three months or less from the date of purchase to be cash equivalents. As of December 31, 2016 and December 31, 2015, cash and cash equivalents are comprised of cash, money market accounts, U.S. government agency securities and corporate debt securities.

Marketable securities.

The cost of available-for-sale securities is adjusted for amortization of premiums and accretion of discounts to maturity. At December 31, 2016, the balance in the Company’s accumulated other comprehensive loss was composed solely of activity related to the Company’s available-for-sale marketable securities. The Company has not realized material gains or losses on sales of available-for-sale investment securities during any of the periods presented.

As of December 31, 2016, available for sale securities of approximately $15.4 million were in an unrealized loss position of $7,700. The Company has the intent and ability to hold such securities until recovery. The Company determined that there were no material changes in the credit risk of the above investments. The Company did not hold any investments with an other-than-temporary impairment as of December 31, 2016 and December 31, 2015.